Fair Value of Investments	12 Months Ended
Dec. 31, 2021
Southland Holdings Llc [Member]
Fair Value of Investments

5.	Fair Value of Investments

Fair values of investments measured on a recurring basis as of December 31, 2021, and December 31, 2020, were as follows:

	As of
	December 31, 2021
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Marketable Securities
Common Stocks	$12	$12	$—	$—
Total	12	12	—	—

Investments Noncurrent
Private Equity	3,925	—	—	3,925
Total noncurrent	3,925	—	—	3,925
Overall Total	$3,937	$12	$—	$3,925

	As of
	December 31, 2020
(Amounts in thousands)	Fair Value	Level 1	Level 2	Level 3
Investments Noncurrent
Private Equity	$2,575	$—	$—	$2,575
Total	2,575	—	—	2,575
Overall Total	$2,575	$—	$—	$2,575

Assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2021, and December 31, 2020:

(Amounts in thousands)	Private Equity	Total
Balance - January 1, 2021	$2,575	$2,575
Total gains (losses) (realized / unrealized):
In Earnings:	1,134	1,134
Purchases, issuances, and sales:
Purchases	391	391
Sales	(175)	(175)
Balance - December 31, 2021	$3,925	$3,925

(Amounts in thousands)	Private Equity	Total
Balance - January 1, 2020	$2,231	$2,231
Total gains (losses) (realized / unrealized):
In Earnings:	(133)	(133)
Purchases, issuances, and sales:
Purchases	611	611
Sales	(134)	(134)
Balance - December 31, 2020	$2,575	$2,575